iShares
®
Cybersecurity and Tech ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Communications Equipment  —  13 .5%
Accton Technology Corp. ................... 1,021,000 $ 74,774,508
Calix, Inc.
(a) (b)
............................ 595,524 25,941,025
100,715,533
a
IT Services  —  13 .3%
Akamai Technologies, Inc.
(a)
.................. 386,392 39,790,648
NCC Group PLC ......................... 2,628,173 4,272,169
Netcompany Group A.S.
(a) (b) (c)
................. 433,268 24,750,526
Okta, Inc. , Class A
(a)
....................... 375,663 27,667,580
Protean eGov Technologies Ltd. ............... 393,068 2,207,557
98,688,480
a
Professional Services  —  13 .3%
Booz Allen Hamilton Holding Corp. , Class A ....... 366,551 28,506,672
CACI International, Inc. , Class A
(a) (b)
............ 54,172 28,144,521
Science Applications International Corp. ......... 320,743 31,038,300
Zetrix Ai Bhd
(b)
........................... 55,092,200 11,409,402
99,098,895
a
Software  —  59 .7%
A10 Networks, Inc. ........................ 732,831 19,551,931
Alarm.com Holdings, Inc.
(a)
.................. 498,383 22,133,189
Allot Ltd.
(a) (b)
............................ 387,997 2,847,898
BlackBerry Ltd.
(a) (b)
........................ 6,228,309 33,701,234
Check Point Software Technologies Ltd.
(a)
........ 166,978 18,780,016
Clear Secure, Inc. , Class A .................. 938,401 50,101,229
Crowdstrike Holdings, Inc. , Class A
(a)
............ 63,038 28,099,189
Cyberark Software Ltd.
(a)
.................... 67,161 3,022,245
Digital Arts, Inc. .......................... 106,400 3,803,648
Fortinet, Inc.
(a)
........................... 371,185 31,294,607
GB Group PLC .......................... 2,483,496 7,181,260
Gorilla Technology Group, Inc.
(a) (b)
.............. 228,761 3,328,473
Netskope, Inc. , Class A
(a) (b)
.................. 560,969 5,587,251
OneSpan, Inc. ........................... 393,154 4,552,723
Palo Alto Networks, Inc.
(a)
................... 162,242 29,093,235
Qoria Ltd.
(a)
............................. 11,336,514 2,447,424
Security Shares Value
a
Software (continued)
Qualys, Inc.
(a)
........................... 220,724 $ 19,187,537
Radware Ltd.
(a) (b)
......................... 361,437 9,686,512
Rapid7, Inc.
(a)
........................... 660,758 3,898,472
SailPoint, Inc.
(a) (b)
......................... 576,436 6,582,899
SentinelOne, Inc. , Class A
(a)
.................. 2,222,173 31,465,970
TeamViewer SE
(a) (c)
....................... 1,570,759 8,776,403
Tenable Holdings, Inc.
(a) (b)
................... 1,221,148 25,509,782
Trend Micro, Inc. ......................... 699,500 24,348,164
Varonis Systems, Inc.
(a)
..................... 1,068,721 28,107,362
Xunlei Ltd. , ADR
(a) (b)
....................... 658,860 4,005,869
Zscaler, Inc.
(a)
........................... 132,877 17,364,366
444,458,888
a
Total Long-Term Investments — 99.8%
(Cost: $ 723,968,607 ) ................................ 742,961,796
a
Short-Term Securities
Money Market Funds  —  7 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(d) (e) (f)
...................... 54,529,205 54,545,564
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(d) (e)
............................ 534,294 534,294
a
Total Short-Term Securities — 7.4%
(Cost: $ 55,074,862 ) ................................. 55,079,858
Total Investments — 107.2%
(Cost: $ 779,043,469 ) ................................ 798,041,654
Liabilities in Excess of Other Assets — ( 7 .2 ) % ............... (53,712,892)
Net Assets — 100.0% ................................. $ 744,328,762
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 52,403,496  $ 2,140,941
(a)
$ —  $ (3,869) $ 4,996  $ 54,545,564  54,529,205  $ 155,779
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 560,000  —  (25,706)
(a)
—  —  534,294  534,294  17,418  —
$ —  $ (3,869) $ 4,996
$ 55,079,858
$ 173,197  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Cybersecurity and Tech ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ....................................................... 13 06/18/26 $ 4,199 $ 531,459
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 586,171,995  $ 156,789,801  $ —  $ 742,961,796
Short-Term Securities
Money Market Funds ...................................... 55,079,858  —  —  55,079,858
$ 641,251,853  $ 156,789,801  $ —  $ 798,041,654
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 531,459  $ —  $ —  $ 531,459
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt